Average Annual Total Returns - Hartford Small Cap Growth HLS Fund	IA 1 Year	IA 5 Years	IA 10 Years	IB 1 Year	IB 5 Years	IB 10 Years	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	33.20%	16.60%	14.62%	32.89%	16.31%	14.33%	34.63%	16.36%	13.48%